RELATED PARTY TRANSACTIONS (Details) - Related party - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Will Gray | Advances from (to) related party, net
RELATED PARTY TRANSACTIONS
Transaction amount	$ 170,000	$ 168,342
Will Gray | Consulting fees
RELATED PARTY TRANSACTIONS
Transaction amount	348,000	339,047
Joel Solis | Advances from (to) related party, net
RELATED PARTY TRANSACTIONS
Transaction amount	175,000
Joel Solis | Reassignment of liability
RELATED PARTY TRANSACTIONS
Transaction amount	70,000	70,000
Mike Rugen | Consulting fees
RELATED PARTY TRANSACTIONS
Transaction amount	40,000
Melius Energy LLC | Repayment (advance) - related party
RELATED PARTY TRANSACTIONS
Transaction amount	19,000	(50,000)
Melius Energy LLC | Exchange of AR for ORRI
RELATED PARTY TRANSACTIONS
Transaction amount	969,809
High Desert Resources, LLC | Repayment (advance) - related party
RELATED PARTY TRANSACTIONS
Transaction amount	68,000
High Desert Resources, LLC | Consulting fees and associated costs
RELATED PARTY TRANSACTIONS
Transaction amount		12,230
Liberty Pump & Supply, Co. | Oilfield services and insurance
RELATED PARTY TRANSACTIONS
Transaction amount	234,251	116,893
Tall City Well Service | Oilfield services
RELATED PARTY TRANSACTIONS
Transaction amount	$ 105,967	$ 136,954